AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 13, 2004
                                                SECURITIES ACT FILE NO. 33-12213
                                       INVESTMENT COMPANY ACT FILE NO. 811-05037

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:                     [X]

            Pre-Effective Amendment No. ___                                  [ ]


            Post-Effective Amendment No. 164                                 [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:             [X]

            Amendment No. 165                                                [X]

                        (Check Appropriate Box or Boxes)

                        PROFESSIONALLY MANAGED PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

                       615 East Michigan Street, 3rd Floor
                               Milwaukee, WI 53202
                    (Address of Principal Executive Offices)
                                 (414) 765-5344
               Registrant's Telephone Number, Including Area Code

                               Steven J. Paggioli
                        Professionally Managed Portfolios
                       615 East Michigan Street, 3rd Floor
                               Milwaukee, WI 53202
                                 (414) 765-5344
                     (Name and Address of Agent for Service)

                                 WITH A COPY TO:

                                  Julia Allecta
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor.
                          San Francisco, CA 94103-0441


It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b).
[ ]   on __________ pursuant to paragraph (b).
[ ]   60 days after filing pursuant to paragraph (a)(1).
[ ]   on (date) pursuant to paragraph (a)(1).
[X]   75 days after filing pursuant to paragraph (a)(2).
[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                  Subject to Completion, Dated February 13, 2004

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.







                   [LOGO] GREENVILLE CAPITAL MANAGEMENT, INC.




                                   PROSPECTUS



                        GREENVILLE SMALL CAP GROWTH FUND





               ---------------------------------------------------

                                __________, 2004





The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.



                        Greenville Small Cap Growth Fund

                  A series of Professionally Managed Portfolios


The Greenville Small Cap Growth Fund (the "Fund") is a mutual fund that seeks long-term growth of capital by investment in small capitalization companies.

Greenville Capital Management, Inc. is the investment advisor to the Fund.

                                Table of Contents



AN OVERVIEW OF THE FUND                                                       2

PERFORMANCE                                                                   3
FEES AND EXPENSES                                                             3
INVESTMENT OBJECTIVE                                                          3
PRINCIPAL INVESTMENT STRATEGIES                                               3
PRINCIPAL RISKS OF INVESTING IN THE FUND                                      4
MANAGEMENT OF THE FUND                                                        5
INFORMATION ABOUT YOUR ACCOUNT                                                7
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS                                      13
FINANCIAL HIGHLIGHTS                                                         13
PRIVACY NOTICE                                                               14
FOR MORE INFORMATION                                                         16




This Prospectus sets forth basic information about the Fund that you should know before investing. It should be read and retained for future reference.





               The date of this Prospectus is ______________, 2004





--------------------------------------------------------------------------------
AN OVERVIEW OF THE FUND
--------------------------------------------------------------------------------

What is the Fund's  The  investment  objective of the Fund is to seek  long-term
Investment          growth of capital.
Objective?

What are the Fund's Under normal  market  conditions,  the Fund invests at least
Principal           80% of its net assets in small  capitalization  (small  cap)
Investment          companies that offer the possibility of capital  growth.  In
Strategies?         selecting  investments  for  the  Fund,  Greenville  Capital
                    Management, Inc. ("GCM"), the Fund's investment advisor, focuses on companies with strong growth prospects based on fundamental analysis.

What are the        There  is the  risk  that  you  could  lose  money  on  your
Principal Risks of  investment in the Fund. The following risks could affect the
Investing in        value of your investment:
the Fund?

                    o    The stock market declines
                    o Interest rates go up which can result in a decline in the equity market
                    o    Growth stocks fall out of favor with investors
                    o Stocks in the Funds' portfolios may not increase their earnings at the rate anticipated
                    o Securities of smaller companies involve greater risk than investing in larger more established companies


Who may want to     The Funds may be appropriate for investors who:
Invest in the Fund?

                    o    Are pursuing a long-term goal such as retirement
                    o Want to add an equity investment with growth potential to their investment portfolio
                    o Understand and can bear the risks of investing in small companies

                    The Fund may not be appropriate for investors who:

                    o    Need regular income
                    o    Are pursuing a short-term goal


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

Because the Fund has recently commenced operations and has been in operation for less than a calendar year, there is no performance information available at this time. For additional information, please refer to "Historical Investment Results of GCM's Private Accounts."

--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

----------------------------------------------------
Shareholder Fees(1)
(fees paid directly from your investment)
----------------------------------------------------
Maximum Sales Load Imposed on Purchases                 None
Maximum Sales Load Imposed on Reinvested Dividends      None
Redemption Fee(2)                                       1.00%
Deferred Sales Load                                     None
----------------------------------------------------

----------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
----------------------------------------------------
Management Fees                                         1.00%
Distribution (12b-1) Fees                               None
Other Expenses(3)                                       1.07%
                                                       -----
Total Annual Fund Operating Expenses                    2.07%
    Less:  Expense waiver/reimbursement4               -0.07%
                                                       -----
Net Annual Fund Operating Expenses                      2.00%
                                                       =====

(1) Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund's transfer agent.
(2) The Redemption Fee applies only to those shares that have been held for less than three months. The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.
(3) Other expenses include custodian, transfer agency and other customary operating expenses. As the Fund is in its first year of operations, other expenses are based on estimates for the Fund's initial fiscal period.
(4) GCM has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses do not exceed 2.00% of average net assets of the Fund. This contract's term is indefinite and may be terminated only by the Board of Trustees. GCM is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waives and/or Fund expenses it pays over the following three years after such waiver or payment.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same.

Please note that the one-year figure below is based on the Fund's net expenses resulting from the expense limitation agreement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           -------------- ------------
                              1 Year       3 Years
                          -------------- ------------
                               $203          $627
                          -------------- ------------

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The investment objective of the Fund is long-term growth of capital.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund emphasizes the purchase of equity securities of small cap companies that, in the GCM's opinion, offer the possibility of capital growth. Under normal market conditions, at least 80% of the Fund's net assets (plus any borrowings made for investment purposes) will be invested in such securities. Small cap companies are defined as those companies with market capitalizations ranging from $100 million to $2 billion at time of purchase.

In managing the Fund's portfolio, GCM uses a "bottom up" approach to find companies whose earnings prospects will exceed Wall Street expectations. To find these companies, GCM uses intense fundamental analysis to identify companies with earnings growth rates in excess of 20% or that trade at or below the market based on estimates of future price-to-earnings ratios. GCM will also evaluate a company's prospects for growth (both for initial purchase and on an ongoing basis) using information and analyses from numerous sources, including, among other things:

     o    Interviews with a company's management
     o    On-site visits
     o    Contacting a company's clients, suppliers and competitors, and
     o Technical analysis of market data, such as historical prices and other trading variables.

The Fund may also purchase other types of equity securities consistent with its investment objective and strategies. These securities include preferred stocks, shares of exchange-traded funds ("ETFs"), and American Depositary Receipts ("ADRs"). ADRs evidence ownership of foreign securities but are traded on domestic exchanges. While the Fund may purchase these and other equity securities, it is anticipated that the Fund will principally invest in the common stock of domestic small cap companies. The Fund may invest up to 5% of its net assets in ETFs and up to 5% of its net assets in ADRs.

The Fund typically sells a security when it shows deteriorating fundamentals or its earnings fall short of GCM's expectations based on certain objective criteria.

Portfolio Turnover
The Fund's annual portfolio turnover rate indicates changes in its portfolio investments. GCM will sell a security when appropriate and consistent with the Fund's investment objective and policies regardless of the effect on the Fund's portfolio turnover rate.

Please note that buying and selling securities generally involves some expense to the Fund, such as broker commissions and other transaction costs, and a high turnover rate in any year will result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains.

The Fund expects its portfolio turnover rate to be approximately 100% in a given year. It may vary from year to year since portfolio adjustments are made when conditions affecting relevant markets or individual issues warrant such action, and may be higher. In addition, portfolio turnover may also be affected by sales of portfolio securities necessary to meet cash requirements for redemptions of shares. Once available, the Fund's annual portfolio turnover rates will be noted in the Financial Highlights section of this Prospectus.

Temporary or Cash Investments
The Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents and short-term debt securities and/or money market instruments in response to adverse market, economic or political conditions. This may result in the Fund not achieving its investment objective. To the extent the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund's advisory fees and operational expenses.

--------------------------------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

The principal risks that may adversely affect the Fund's net asset value or total return have previously been summarized under "An Overview of the Fund." These risks are discussed in more detail below.

Management Risk
Management risk means that your investment in the Fund varies with the effectiveness of GCM's investment strategies and portfolio investments. If GCM's investment strategies do not produce the expected results, your investment could be diminished or even lost.

Market Risk
The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, in ways that hurt the performance of the Fund. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time, and will affect the Fund's performance.

Small Company Risk
Investments in smaller companies may be speculative and volatile and involve greater risks than are customarily associated with larger companies. Many small companies are more vulnerable than larger companies to adverse business or economic developments. They may have limited product lines, markets or financial resources. New and improved products or methods of development may have a substantial impact on the earnings and revenues of such companies. Any such positive or negative developments could have a corresponding positive or negative impact on the value of their shares.

Small company shares, which usually trade on the over-the-counter market, may have few market makers, wider spreads between their quoted bid and asked prices and lower trading volumes. This may result in comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on the major stock exchanges. In addition, the Fund and other client accounts of GCM together may hold a significant percentage of a company's outstanding shares. When making larger sales, the Fund might have to sell assets at discounts from quoted prices or may have to make a series of small sales over an extended period of time, affecting the Fund's net asset value.

New Fund Risk
There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees or GCM may determine to liquidate the Fund. A liquidation can be initiated by the Board of Trustees without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

Investment Advisor
The Fund has entered into an Investment Advisory Agreement with GCM under which GCM manages the Fund's investments and business affairs, subject to the supervision of the Fund's Board of Trustees. GCM was founded in 1989 and serves as investment advisor to individual and institutional clients. As of December 31, 2003, GCM managed approximately $292 million in assets. GCM is located at 100 South Rockland Falls Road, Rockland, Delaware 19732. Under the Investment Advisory Agreement, the Fund compensates GCM for its investment advisory services at the annual rate of 1.00% of the Fund's average daily net assets, payable on a monthly basis.

Portfolio Manager
Mr. Charles S. Cruice is the lead portfolio manager primarily responsible for the management of the Fund's portfolio. Mr. Cruice has been the President of GCM since 1989. Mr. Cruice began his career at Dean Witter Reynolds, Inc. in 1974 and joined Friess Associates Inc., an investment management company, in 1978 where he worked until founding GCM in 1989. Mr. Cruice holds a B.A. from the University of Denver. A team of investment professionals will assist Mr. Cruice in managing the Fund.

Fund Expenses
The Fund is responsible for its own operating expenses. GCM has contractually agreed, however, to reduce its fees and/or pay expenses of the Fund to ensure that the total annual fund operating expenses (excluding interest and tax expenses) will not exceed 2.00% of the Fund's average daily net assets. Any reduction in advisory fees or payment of expenses made by GCM may be reimbursed by the Fund in subsequent fiscal years if GCM so requests. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. GCM is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement will be reviewed by the Trustees. The Fund must pay its current ordinary operating expenses before GCM is entitled to any reimbursement of fees and/or expenses.

Historical Investment Results of GCM's Private Accounts
The table below shows certain performance data provided by GCM relating to investment results of a composite of GCM's private client accounts (the "Accounts"). The Accounts constitute investment portfolios managed by GCM during the periods indicated ended December 31, 2003 and include all actual non-restricted, discretionary private accounts managed by GCM that have investment objectives, policies, strategies and risks substantially similar to those of the Fund.

The Accounts are not subject to the same types of expenses to which the Fund is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940, or the Internal Revenue Code of 1986. The performance of the Accounts would have been adversely affected had they been subject to the same expenses, restrictions and limitations as the Fund. The Advisor believes that any adverse effect would not have been significant. The results presented are not intended to predict or suggest the return to be experienced by the Fund or the return one might achieve by investing in the Fund. One should not rely on the following data as an indication of future performance of GCM or of the Fund. If the higher expense structure of the Fund were used on the Accounts, the performance of the Accounts would have been lower than shown.

You should note that once the Fund has performance history, it will compute and disclose its average annual total return using the standard formula set forth in rules promulgated by the Securities and Exchange Commission ("SEC"), which differs in certain respects from the methods used to compute the returns for the Accounts. The SEC total return calculation method calls for the computation and disclosure of an average annual compounded rate of return, which equates a hypothetical initial investment of $10,000 to an ending redeemable value. The returns shown for the Accounts are reduced to reflect the deduction of advisory fees in accordance with the SEC calculation formula, which requires that returns shown for a Fund be net of advisory fees as well as all other applicable Fund operating expenses. Performance was calculated on a trade date basis.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. Returns are time-weighted and represent the dollar-weighted averaged of the Accounts. As of December 31, 2003, the Accounts including 20 separate GCM private accounts and $59.8 million in assets.

Annualized Total Return as of December 31, 2003:
                                     1          5        10
                                    Year      Years    Years
Greenville Small Cap Growth
Accounts                           53.63%     1.70%     7.91%
Russell 2000 Growth Index(1)       48.53%     0.86%     5.43%
Russell 2000 Index (2)             47.25%     7.13%     9.47%

(1) The Russell 2000 (R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The figures above do not reflect deductions for fees, expenses or taxes.
(2) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represent approximately 8% of the total market capitalization of the Russell 3000(R) Index. As of January 31, 2004, the average market capitalization of companies comprising the Index was approximately $900 million. The figures above do not reflect deductions for fees, expenses or taxes.

--------------------------------------------------------------------------------
 INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

Share Price
Shares of the Fund are sold at net asset value per share (NAV), which is determined by the Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (NYSE) is open for unrestricted business. However, the Fund's NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. The NYSE is closed on weekends and most national holidays.

Purchase and redemption requests are priced at the next NAV calculated after receipt of such requests. The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares = NAV). The NAV takes into account the expenses and fees of the Fund, including management, administration and shareholder servicing fees, which are accrued daily.

The Fund's investments are valued primarily according to market value. When a market quote is not readily available, the security's value is based on "fair value" as determined by procedures adopted by the Fund's Board of Trustees.

Buying Fund Shares
To purchase shares of the Fund, you must invest at least the minimum amount.

      Minimum Investments           To Open        To Add to
                                  Your Account    Your Account
          All Accounts               $2,000           $500

You may purchase shares by completing the enclosed application and mailing it along with a check or money order payable to the "Greenville Small Cap Growth Fund," to your securities dealer or the Fund's transfer agent. The minimum initial investment in the Fund for all accounts (regular, retirement and tax-deferred accounts) is $2,000. Subsequent investments in the amount of at least $500 may be made by mail or by wire. Applications will not be accepted unless they are accompanied by payment in U.S. funds. The Fund will not accept payment in cash, including cashier's check or money orders, unless the cashier's checks or money orders are in excess of $10,000. In addition, to prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares.

All checks should be made payable to the Fund or U.S. Bancorp Fund Services, LLC as the Fund's transfer agent. Minimum investments are waived for employee benefit plans qualified under Sections 401, 403(b)(7) or 457 of the Internal Revenue Code. These minimums can be changed or waived by the Fund at any time. Shareholders will be given at least 30 days' notice of any increase in the minimum dollar amount of subsequent investments.

All applications to purchase Fund shares are subject to acceptance by the Fund and are not binding until so accepted. The Fund reserves the right to decline or accept a purchase order application in whole or in part. For example, a purchase order may be refused if, in GCM's opinion, it is so large it would disrupt the management of the Fund. Purchases may also be rejected from persons believed by the Fund to be "market timers."

Anti-Money Laundering Program
The Fund has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Fund is required to obtain the following information for all "customers" seeking to open an "account" (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

     o    Full name
     o    Date of birth (individuals only)
     o    Social Security or tax identification number
     o    Permanent street address (P.O. Box is not acceptable)
     o Accounts opened by entities, such as corporations, companies or trusts will require additional documentation

Please note that if any information listed above is missing, your application will be returned and your account will not be opened. In compliance with the USA PATRIOT Act, the Fund's transfer agent will verify the information on your application as part of the Fund's Anti-Money Laundering Program. The Fund reserves the right to request additional clarifying information and may close your account if such clarifying information is not received by the Fund within a reasonable time of the request or if the Fund cannot form a reasonable belief as to the true identity of a customer. If you require additional assistance when completing your application, please contact the Fund's transfer agent at 1-800-__-____.

Methods of Buying

Through a           You  can   purchase   shares   of  the  Fund   through   any
broker-dealer or broker-dealer or other financial organization (sales agent) other financial that has been authorized by the Fund to place trades in Fund
organization        shares for their  customers.  These sales agents are further authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. A purchase order is deemed received by the Fund when an authorized sales agent, or, if applicable, a sales agent's authorized designee, receives the request in good order.
                    Please keep in mind that a sales agent may charge additional fees for its services.

                    If you invest through a sales agent or other organization, you will have to follow their procedures, which may be different from the procedures for investing directly. Your broker-dealer or other intermediary may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your financial organization, and they will be responsible for providing you with a copy of the Fund's Prospectus.

By mail To buy shares of the Fund, complete an account application form and send it together with your check for the amount you wish to invest in the Fund to the address below. As mentioned earlier, the Fund will not accept payment in cash, including cashier's check or money orders, unless the cashier's checks or money orders are in excess of $10,000. In addition, to prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares. To make additional investments once you have opened your account, write your account number on the check and send it together with the most recent confirmation statement received from the Fund's transfer agent. No third party checks will be accepted. If your check is returned for any reason, you will be charged a $25.00 service fee. You will also be responsible for any losses suffered by the Fund as a result.


                    Regular Mail                         Overnight Delivery
                    Greenville Small Cap Growth Fund     Greenville Small Cap Growth Fund
                    c/o U.S. Bancorp Fund Services, LLC  c/o U.S. Bancorp Fund Services, LLC
                    P.O. Box 701                         615 E. Michigan Street, Third Floor
                    Milwaukee, WI 53201-0701             Milwaukee, WI  53202

                    NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

By telephone        To make additional investments by telephone,  you must check the appropriate box on your account application authorizing telephone purchases. If you have given authorization for telephone transactions and your account has been open for at least 15 days, call the Fund's transfer agent toll free at 1-800-__-____ and you will be allowed to move money from your bank account to your Fund account upon request. Only bank accounts held at U.S. institutions that are Automated
                    Clearing House (ACH) members may be used for telephone transactions. For security reasons, requests by telephone will be recorded.

By wire If you with to open an account or to make additional investments by wire, call 1-800-__-____ to obtain a shareholder account number and instructions. You should then instruct your bank to wire transfer the intended amount in federal funds to:

                            U.S. Bank, National Association
                            777 E. Wisconsin Avenue
                            Milwaukee, Wisconsin 53202
                            ABA#: 075000022
                            Credit: U.S. Bancorp Fund Services, LLC
                            Account #: 112-952-137
                            Further Credit: Greenville Small Cap Growth Fund
                                (your name or the title on the account)
                                (your account #)

Through a           The Fund offers an  Individual  Retirement  Account  ("IRA")
Retirement Plan     plan.  You  may  obtain  information  about  opening  an IRA account by calling toll free 1-800-__-____. If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your securities dealer.

Through an          After you make you're an initial  investment,  the Automatic
Automatic           Investment   Plan  ("AIP")   allows  you  to  make  regular,
Investment Plan     systematic  investments  in the Fund from your bank checking account.  To  establish  the AIP,  complete  the  Fund's AIP
                    application.   Under  the  AIP,   you  may  choose  to  make
                    investments   on  any  business  day  from  your   financial
                    institution in amounts of $250 or more.

                    The AIP is a method of using dollar cost  averaging  that is an investment strategy that involves investing a fixed amount of money at a regular time interval. However, a program of regular investment cannot ensure a profit or protect against a loss from declining markets. By always investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high. Please call 1-800-__-____ for additional information regarding the Fund's AIP.

Selling (Redeeming) Fund Shares

Through a           If you  purchased  your shares  through a sales agent (e.g., broker-dealer or broker-dealer or other financial organization), your other financial redemption order must be placed through the same sales
organization        agent.  The sales  agent is  responsible  for  sending  your redemption order to the Fund on a timely basis. Please keep in mind that your sales agent may charge additional fees for its services.

By mail You can redeem shares purchased directly from the Fund by mail. Send your written redemption request to the Fund's transfer agent at the address below. Your request should be in good order and contain the Fund's name, the name(s) on the account, your account number and the dollar amount or the number of shares to be redeemed. Be sure to have all shareholders sign the letter. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).

                    Regular Mail                         Overnight Delivery
                    Greenville Small Cap Growth Fund     Greenville Small Cap Growth Fund
                    c/o U.S. Bancorp Fund Services, LLC  c/o U.S. Bancorp Fund Services, LLC
                    P.O. Box 701                         615 E. Michigan Street, Third Floor
                    Milwaukee, WI 53201-0701             Milwaukee, WI  53202

                    The Fund's transfer agent may require a signature guarantee for certain redemption requests such as redemption requests made payable to a name that is different than on the account statement or an address not on record with the Fund. A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions. You may obtain signature guarantees from most trust companies, commercial banks or other eligible guarantor institutions. A notary public cannot guarantee signatures.

                    A signature guarantee of each owner is required to redeem shares in the following situations:

                    o    If ownership is changed on your account
                    o When redemption proceeds are sent to a different address than that registered on the account
                    o If the proceeds are to be made payable to someone other than the account's owner(s)
                    o Any redemption transmitted by federal wire transfer to a bank other than the bank of record
                    o If a change of address request has been received by the Fund's transfer agent within the last 15 days
                    o For all redemptions of $50,000 or more from any shareholder account (if applicable)

By telephone        If you are  authorized  to  perform  telephone  transactions
                    (either  through  your  account   application   form  or  by
                    subsequent  arrangement  in  writing  with the Fund) you may redeem  shares in any  amount,  but not less than  $___,  by instructing the Fund by phone at 1-800-__-____. Unless noted
                    on  the  initial  application,   a  signature  guarantee  is
                    required of all shareholders in order to qualify for or to change telephone redemption privileges.

                    Note: Neither the Fund nor its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

                    o    that you correctly state the Fund account number
                    o    the name in which your account is registered
                    o the social security or tax identification number under which the account is registered
                    o the address of the account holder, as stated in the account application form

By Wire To redeem shares by wire, call the Fund at 1-800-__-____ and specify the amount of money you wish to be wired. Your bank may charge a fee to receive wired funds. The Fund's transfer agent charges a $15 outgoing wire fee.


Payment of Redemption Proceeds
You may redeem the Fund's shares at a price equal to the NAV next determined after the Funds' transfer agent receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed. All requests received in good order by the Fund before the close of the regular trading session of the NYSE (generally 4:00 p.m. Eastern time) will usually be wired to the bank you indicate or mailed on the following day to the address of record. In all cases, proceeds will be processed within seven calendar days and wired or mailed to you after the Fund receives your redemption request.

Before selling recently purchased shares, please note that if the Fund's transfer agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date. Furthermore, there are certain times when you may be unable to sell the Fund shares or receive proceeds.

Specifically, we may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of the Fund's shareholders.

Short-Term Trading
The Fund is intended for long-term investors. Short-term "market-timers" that engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by the Fund's shareholders. For these reasons, the Fund will assess a 1.00% fee on the redemption of Fund shares held for less than three months. If you purchases shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. This fee does not apply to Fund shares acquired through the investment of dividends. The Fund reserves the right to change the terms and amount of this fee upon at least 60 days' notice to shareholders. This redemption fee may not apply to redemptions from 401(k) and other employer-sponsored retirement plans (excluding IRA and other 1-person plans) or Fund redemptions under the Fund's systematic withdrawal program.

Termination of Accounts
Your account may be terminated by the Fund on not less than 30 days' written notice if, at the time of any redemption of shares in your account, the value of the remaining shares in the account falls below $2,000. Upon any such termination, a check for the redemption proceeds will be sent to the account of record within seven days of the redemption.

Redemption-in-Kind
The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of a shareholder's redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).

Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of the Fund's NAV, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's NAV in securities instead of cash. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

Other Fund Policies
If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity. In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete. If you are unable to contact the Fund by telephone, you may also mail the requests to the Fund at the address listed under "Methods of Buying."

Your broker-dealer or other financial organization may establish policies that differ from those of the Fund. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. Contact your broker-dealer or other financial organization for details. Shares of the Fund have not been registered for sale outside of the United States.

--------------------------------------------------------------------------------
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

The Fund intends to distribute substantially all of its net investment income and net capital gain in December. Both distributions will be reinvested in shares of the Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain, regardless of your holding period for the shares. If you elect to have dividends and/or capital gains paid in cash, the Fund will automatically reinvest all distributions under $10 in additional shares of the Fund.

A portion of the ordinary income dividends paid to you by the Fund may be qualified dividends eligible for taxation at long-term capital gain rates. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year the Fund will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income taxation.

On the account application, you will be asked to certify that your social security number or tax payer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold a percentage of any dividend and redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number. If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending. The Fund is required to withhold taxes if a number is not delivered to the Fund within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the Fund's shares. You should consult your own tax advisors to determine the tax consequences of owning Fund shares.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Fund has recently commenced operations. Therefore, there are no financial highlights available at this time.



                                 PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

o    Information we receive about you on applications or other forms;
o    Information you give us orally; and/or
o    Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.


                               Investment Advisor
                       Greenville Capital Management, Inc.
                          100 South Rockland Falls Road
                            Rockland, Delaware 19732


                              Independent Auditors
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                      Philadelphia, Pennsylvania 19103-3638


                                  Legal Counsel
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor
                      San Francisco, California 94105-3441


                                    Custodian
                         U.S. Bank, National Association
                                425 Walnut Street
                             Cincinnati, Ohio 45202


                         Transfer Agent, Fund Accountant
                             and Fund Administrator
                       U.S. Bancorp Fund Services, LLC 615
                              East Michigan Street
                           Milwaukee, Wisconsin 53202


                                   Distributor
                            Quasar Distributors, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202


                        GREENVILLE SMALL CAP GROWTH FUND
                  a series of Professionally Managed Portfolios
                              www.greenvillecap.com


--------------------------------------------------------------------------------
FOR MORE INFORMATION
--------------------------------------------------------------------------------

Statement of Additional Information (SAI)
The SAI of the Fund provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically within this prospectus.

You can find more information about the Fund in the following documents:

Annual and Semi-Annual Reports
The Fund's annual and semi-annual reports provide the most recent financial reports and portfolio listings. Once available, the Fund's annual report will contain a discussion of the market conditions and investment strategies that affected the Fund's performance during the Fund's last fiscal year.

You can obtain a free copy of these documents, request other information, or make general inquires about the Fund by calling the Fund (toll-free) at 1-800-__-____ or by writing to:

                        GREENVILLE SMALL CAP GROWTH FUND
                       c/o U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                              www.greenvillecap.com

You can review and copy information including the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington,
D. C. You can obtain information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information about the Fund are also available:

o Free of charge from the Commission's EDGAR database on the Commission's Internet website at http://www.sec.gov., or
o For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102, or
o For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.


(Professionally Managed Portfolios' Investment Company Act file number is 811-05037)



                                  Subject to Completion, Dated February 13, 2004

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                       STATEMENT OF ADDITIONAL INFORMATION
                               ____________, 2004


                        Greenville Small Cap Growth Fund
                                   a series of
                        PROFESSIONALLY MANAGED PORTFOLIOS

                            100 South Rockland Road,
                            Rockland, Delaware 19732
                            Telephone: 1-800-___-____
                         Website: www.greenvillecap.com

This Statement of Additional Information ("SAI") is not a Prospectus and it should be read in conjunction with the Prospectus dated __________, 2004, as may be revised, of the Greenville Small Cap Growth Fund (the "Fund"), a series of the Professionally Managed Portfolios (the "Trust"). Greenville Capital Management, Inc. ("GCM"), is the investment advisor to the Fund. Copies of the Fund's Prospectus are available by calling the above number.

                                TABLE OF CONTENTS

 THE TRUST.....................................................................2
 INVESTMENT OBJECTIVE AND POLICIES.............................................2
 DISTRIBUTIONS AND TAX INFORMATION.............................................9
 TRUSTEES AND EXECUTIVE OFFICERS..............................................12
 PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................17
 PORTFOLIO TURNOVER...........................................................18
 PROXY VOTING POLICY..........................................................19
 ANTI-MONEY LAUNDERING PROGRAM................................................20
 DETERMINATION OF NET ASSET VALUE.............................................20
 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................21
 PERFORMANCE INFORMATION......................................................23
 GENERAL INFORMATION..........................................................24
 FINANCIAL STATEMENTS.........................................................25
 APPENDIX.....................................................................26



                                    THE TRUST

The  Trust  is  an  open-end  management   investment  company  organized  as  a
Massachusetts business trust. The Trust consists of various series that represent separate investment portfolios. This SAI relates only to the Fund.

The Trust is registered with the Securities and Exchange Commission ("SEC") as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.


                        INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund is seeking long-term growth of capital. Under normal market conditions, the Fund seeks to achieve this objective by investing at least 80% of its net assets in small capitalization (small cap) companies. The Fund is diversified (see fundamental investment restriction 7 under "Investment Restrictions"). Under applicable federal laws, the diversification of the Fund's holdings is measured at the time the fund purchases a security. However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund's total assets due to movements in the financial markets. If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. Then the Fund would be subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Fund qualifying as a diversified fund under applicable federal laws.

The following information supplements the discussion of the Fund's investment objective and policies as set forth in its Prospectus. There can be no guarantee that the Fund's objective will be attained.

Equity Securities
The Fund will invest in equity securities consistent with the Fund's investment objective and strategies. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities. Equity securities, such as common stocks, represent shares of ownership of a corporation. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Please see "Preferred Stock" below. Some preferred stocks may be convertible into common stock.

To the extent the Fund invests in the equity securities of small cap companies, it will be exposed to the risks of those companies. Small cap companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, or services, markets, or financial resources, or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership, and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio of investments.

Preferred Stock
The Fund may invest in preferred stocks. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Foreign Securities
The Fund may invest up to 5% in securities of foreign issuers, provided that they are American Depositary Deposits ("ADRs") publicly traded in the Unites States. The Fund may also invest without limit in securities of foreign issuers that are listed and traded on a U.S. national securities exchange.

American Depositary Receipts. ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets. These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

Political  and  Economic  Factors.   Individual  foreign  economies  of  certain
countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and diversification and balance of payments position. The internal politics of some foreign countries may not be as stable as those of the United States. Governments in some foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are affected by the trade policies and economic conditions of their trading partners. If these trading partners enacted protectionist trade legislation, it could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations. The Fund will invest only in securities denominated in U.S. dollars. For this reason, the value of the Fund's assets may not be subject to risks associated with variations in the value of foreign currencies relative to the U.S. dollar to the same extent as might otherwise be the case. Changes in the value of foreign currencies against the U.S. dollar may, however, affect the value of the assets and/or income of foreign companies whose U.S. dollar denominated securities are held by the Fund. Such companies may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

Taxes. The interest and dividends payable on some of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

Illiquid Securities
The Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. GCM will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Fund's investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to sell them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not reflect the actual liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities despite their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

Repurchase Agreements
The Fund may enter into repurchase agreements. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration. The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements.

For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security that is subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Fund could encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, GCM seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. Government security.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which they are a party securities acceptable to GCM, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund could be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Borrowings
The Fund may borrow funds to meet redemptions, to increase its portfolio holdings of securities, or for other emergency purposes. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows the Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund's debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing were not used, and, therefore, the amount available for distribution to shareholders as dividends will be reduced. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Borrowing by the Fund creates an opportunity for increased net income, but at the same time, creates special risk considerations. For example, leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than if borrowing were not used.

Securities Lending
Although the Fund's objective is growth of capital, the Fund reserves the right to lend its portfolio securities in order to generate income from time to time. Securities may be loaned to broker-dealers, major banks or other recognized domestic institutional borrowers of securities who are not affiliated with GCM or the Fund's principal underwriter and whose creditworthiness is acceptable to GCM. The borrower must deliver to the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the loaned securities at all times during the loan, marked-to-market daily. During the time the portfolio securities are on loan, the borrower pays the Fund any interest paid on such securities. The Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income if the borrower has delivered equivalent collateral or a letter of credit. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may not lend its portfolio securities to an extent greater than 5% of its net assets, measured at the time of the transaction.

Short-Term Investments
The Fund may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers' Acceptances and Time Deposits. The Fund may hold certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

In addition to buying certificates of deposit and bankers' acceptances, the Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by Standard & Poor's Ratings Group, "Prime-1" or "Prime-2" by Moody's Investors Services, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by GCM to be of comparable quality. These rating symbols are described in the Appendix.

Money Market Mutual Funds. The Fund may also invest a portion of its assets in money market mutual funds in connection with its temporary or cash investments. Money market mutual funds are regulated investment companies under the 1940 Act and the Fund will invest in money market funds in accordance with applicable rules and regulations with respect to investments in other investment companies.

Investment Company Securities
The Fund may invest in shares of other investment companies. The Fund may invest in money market mutual funds in connection with its management of daily cash positions or for temporary defensive purposes. The Fund currently intends to limit its investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, or its affiliated persons, as a whole. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company's advisory and operational expenses.

The  Fund  may also  invest  up to 5% of its  assets  in  Exchange-Traded  Funds
("ETFs"). ETFs are derivative securities whose value tracks a well-known securities index or basket of securities. The Fund's investments in ETFs are subject to its limitations on investments in other investment companies. The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. The Fund's ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that an ETF in which a Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intends to principally invest are each granted licenses by agreement to use the indexes as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount.

Investment Restrictions

The Fund has adopted the following investment restrictions that may not be changed without approval by a "majority of the outstanding shares" of the Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or
(b) more than 50% of the outstanding shares of the Fund.

The Fund may not:

     1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

     2. (a) Borrow money, except as stated in the Prospectus and this Statement of Additional Information. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

          (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

     3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

     4. Purchase or sell commodities or commodity contracts (other than futures transactions for the purposes and under the conditions described in the prospectus and in this Statement of Additional Information).

     5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

     6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures, currency contract or repurchase transactions.

     7. Purchase the securities of any issuer, if as a result more than 5% of the total assets of the Fund would be invested in the securities of that issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, provided that up to 25% of the value of the Fund's assets may be invested without regard to this limitation.

     8. Purchase or sell real estate; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts.

The Fund observes the following policies, which are deemed non-fundamental and which may be changed without shareholder vote. The Fund may not:

     1. Purchase any security if as a result the Fund would then hold more than 10% of any class of securities of an issuer (taking all common stock issues of an issuer as a single class, all preferred stock issues as a single class, and all debt issues as a single class) or more than 10% of the outstanding voting securities of an issuer.

     2. Invest in any issuer for purposes of exercising control or management.

     3. Invest in securities of other investment companies except as permitted under the 1940 Act.

     4. Invest, in the aggregate, more than 15% of its net assets in securities that are not readily marketable or are illiquid.

     5. With respect to fundamental investment restriction 2(a) above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

     6. Make any change in its investment policy of investing at least 80% of its net assets in the investments suggested by the Fund's name without first providing the Fund's shareholders with at least 60 days' prior notice.

     Except with respect to borrowing and illiquid securities, if a percentage restriction described in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

                        DISTRIBUTIONS AND TAX INFORMATION

Distributions
Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, the Fund typically distributes any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information
Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. To comply with the requirements, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (1) at least 98% of its ordinary income for such year, (2) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (3) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

The Fund's ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry-forward of the Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. This designated amount cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for their taxable year. In view of the Fund's investment policy, it is expected that dividends from domestic corporations will be part of the Fund's gross income and that, accordingly, part of the distributions by the Fund may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of the Fund's gross income attributable to qualifying dividends is largely dependent on the Fund's investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

Under the Code, the Fund will be required to report to the Internal Revenue Service ("IRS") all distributions of ordinary income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The Fund will not be subject to corporate income tax in the Commonwealth of Massachusetts as long as its qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change. Any such changes could affect the validity of this discussion. The discussion also represents only a general summary of tax law and practice currently applicable to the Fund and certain shareholders therein, and, as such, is subject to change. In particular, the consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein. Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

                         TRUSTEES AND EXECUTIVE OFFICERS

The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.



-----------------------------------------------------------------------------------------------------------------
                                                                                     Number of
                                                                                   Portfolios in
                                      Term of Office                                Fund Complex***     Other
       Name, Address   Position with   and Length of Principal Occupation During    Overseen by     Directorships
          and Age        the Trust      Time Served        Past Five Years            Trustees           Held
-----------------------------------------------------------------------------------------------------------------
                                             Independent Trustees of the Trust
-----------------------------------------------------------------------------------------------------------------
Dorothy A. Berry*      Chairman and  Indefinite Term President, Talon              1                  None.
  (born 1943)          Trustee       since May 1991. Industries, Inc.
2020 E. Financial Way                                (administrative, management
Suite 100                                            and business consulting);
Glendora, CA 91741                                   formerly Chief Operating
                                                     Officer, Integrated Asset
                                                     Management (investment
                                                     advisor and manager) and
                                                     formerly President, Value
                                                     Line, Inc. (investment
                                                     advisory and financial
                                                     publishing firm).
-----------------------------------------------------------------------------------------------------------------
Wallace L. Cook*       Trustee       Indefinite Term Retired.  Formerly Senior     1                  None.
  (born 1939)                        since May 1991. Vice President, Rockefeller
2020 E. Financial Way                                Trust Co.; Financial
Suite 100                                            Counselor, Rockefeller & Co.
Glendora, CA 91741
-----------------------------------------------------------------------------------------------------------------
Carl A. Froebel*       Trustee       Indefinite Term Private Investor.  Formerly   1                  None.
  (born 1938)                        since May 1991. Managing Director, Premier
2020 E. Financial Way                                Solutions, Ltd.  Formerly
Suite 100                                            President and Founder,
Glendora, CA 91741                                   National Investor Data
                                                     Services, Inc. (investment
                                                     related computer software).
-----------------------------------------------------------------------------------------------------------------
Rowley W.P. Redington* Trustee       Indefinite Term President; Intertech          1                  None.
  (born 1944)                        since May 1991. Computer Services Corp.
2020 E. Financial Way                                (computer services and
Suite 100                                            consulting).
Glendora, CA 91741
-----------------------------------------------------------------------------------------------------------------
                                              Interested Trustee of the Trust
-----------------------------------------------------------------------------------------------------------------
Steven J. Paggioli**   Trustee       Indefinite Term Consultant since July 2001;   1                  Trustee,
  (born 1950)                        since May 1991. formerly, Executive Vice                         Managers
2020 E. Financial Way                                President, Investment                            Funds.
Suite 100                                            Company Administration, LLC
Glendora, CA 91741                                   ("ICA") (mutual fund
                                                     administrator and the
                                                     Portfolio's former
                                                     administrator).
-----------------------------------------------------------------------------------------------------------------
                                                 Officers of the Trust
-----------------------------------------------------------------------------------------------------------------
Robert M. Slotky       President     Indefinite Term Vice President, U.S.          Not                Not
(born 1947)                          since August    Bancorp Fund Services, LLC    Applicable         Applicable.
2020 E. Financial Way                2002.           since July 2001; formerly,
Suite 100                                            Senior Vice President, ICA
Glendora, CA 91741                                   (May 1997-July 2001).
-----------------------------------------------------------------------------------------------------------------
Eric W. Falkeis        Treasurer     Indefinite Term Vice President, U.S.          Not                Not
  (born 1973)                        since August    Bancorp Fund Services, LLC    Applicable         Applicable.
615 East Michigan St.                2002.           since 1997; Chief Financial
Milwaukee, WI 53202                                  Officer, Quasar
                                                     Distributors, LLC since
                                                     2000.
-----------------------------------------------------------------------------------------------------------------
Chad E. Fickett        Secretary     Indefinite Term Assistant Vice President,     Not                Not
  (born 1973)                        since March     U.S. Bancorp Fund Services,   Applicable         Applicable
615 East Michigan St.                2002.           LLC since July 2000.
Milwaukee, WI 53202
-----------------------------------------------------------------------------------------------------------------
* Denotes those  Trustees of the Trust who are not  "interested  persons" of the
Trust as defined under the 1940 Act.
** Denotes  Trustee  who is an  "interested  person" of the Trust under the 1940
Act. Mr.  Paggioli is an  interested  person of the Trust by virtue of his prior relationship with Quasar Distributors, LLC, the Fund's principal underwriter.
*** The Trust is  comprised  of  numerous  portfolios  managed  by  unaffiliated investment advisers.  The term "Fund Complex" applies only to the Fund. The Fund does not hold  itself out as related  to any other  series  within the Trust for investment  purposes,  nor does it share the same  investment  adviser  with any other series.



Compensation

Set forth below is the rate of compensation received by the Trustees. Each Disinterested Trustee receives an annual retainer of $10,000 and a fee of $2,500 for each regularly scheduled meeting. These Trustees also receive a fee of $1,000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $5,000. Disinterested Trustees are also reimbursed for expenses in connection with each Board meeting attended. These amounts are allocated among each of the various portfolios comprising the Trust. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.


                                                                                        Total Compensation
                               Aggregate        Pension or Retirement  Estimated Annual from Fund and Fund
                              Compensation    Benefits Accrued as Part   Benefits Upon   Complex(2) Paid to
 Name of Person/Position    From the Trust(1)     of Fund Expenses        Retirement         Trustees
--------------------------- ----------------- ------------------------ ---------------- -------------------
Dorothy A. Berry, Trustee       $25,000                 None                 None             $25,000
--------------------------- ----------------- ------------------------ ---------------- -------------------
Wallace L. Cook, Trustee        $20,000                 None                 None             $20,000
--------------------------- ----------------- ------------------------ ---------------- -------------------
Carl A. Froebel, Trustee        $20,000                 None                 None             $20,000
--------------------------- ----------------- ------------------------ ---------------- -------------------
Rowley W.P. Redington,
Trustee                         $20,000                 None                 None             $20,000
--------------------------- ----------------- ------------------------ ---------------- -------------------
(1)  Trustees  fees and  expenses  are  allocated  among  the Fund and the other portfolios  comprising the Trust. These figures,  therefore,  represent payments from  the  entire  Trust.  However,  because  the Fund  has  recently  commenced operations, these figures represent estimates for the current fiscal year ending
April 30, 2005.
(2) There are currently numerous portfolios comprising the Trust. The term "Fund
Complex" applies only to the Fund.


Trust Committees
The Trust has two standing committees: The Audit Committee and the Valuation Committee.

The Audit Committee is comprised of all of the Disinterested Trustees. It does not include any Interested Trustees. The Audit Committee typically meets once per year with respect to the various series of the Trust. The Audit Committee met once with respect to the Fund during the Fund's last fiscal year. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matter bearing on the audit or the Fund's financial statements and to ensure the integrity of the Fund's pricing and financial reporting. As the Fund is new, the Audit Committee has not met with respect to the Fund.

The Trust's Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of at least one representative from the
Administrator's staff who is knowledgeable about the Fund and at least one Trustee. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as needed. As the Fund is new, the Valuation Committee has not met with respect to the Fund.

The Board of Trustees does not have a formal nominating committee; however, the policy of the Board is that nominees wishing to serve as independent trustee will be subject to the review of, and selection by, the current Independent Trustees.

Control Persons, Principal Shareholders, and Management Ownership
A principal shareholder is any person who owns of record or beneficially owns 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As of the date of this SAI, there were no principal shareholders nor control persons of the fund and the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund. Furthermore, neither the Trustees who are "not interested" persons of the Fund, as that term is defined in the 1940 Act, nor members of their immediate family, own securities beneficially or of record in GCM, the Fund' s principal underwriter, or any of their affiliates. Accordingly, neither the Trustees who are "not interested" persons of the Fund nor members of their immediate family, have direct or indirect interest, the value of which exceeds $60,000, in GCM, the Fund's principal underwriter or any of their affiliates.

The Investment Advisor
Greenville Capital Management, Inc. (GCM), 100 South Rockland Falls Road, Rockland, Delaware 19732, acts as investment advisor to the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Subject to such policies as the Board of Trustees may determine, GCM is ultimately responsible for investment decisions for the Fund. Pursuant to the terms of the Advisory Agreement, GCM provides the Fund with such investment advice and supervision as it deems necessary for the proper supervision of the Fund's investments and determines from time to time what securities may be purchased by the Fund.

After the initial two years, the Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund on not more than 60 days', nor less than 30 days', written notice when authorized either by a majority vote of the Fund's shareholders or by a vote of a majority of the Board of Trustees of the Trust, or by GCM on not more than 60 days', nor less than 30 days', written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Advisory Agreement provides that GCM under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In consideration of the services provided by GCM pursuant to the Advisory Agreement, GCM is entitled to receive from the Fund an investment advisory fee computed daily and paid monthly, based on a rate equal to 1.00% of the Fund's average daily net assets as specified in the Fund's Prospectus. However, GCM may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis.

In approving the Advisory Agreement on behalf of the Fund at a meeting of the Board of Trustees in March 2004, the Board of Trustees, including the Independent Trustees, took into consideration, among other things: (a) the nature and quality of the services provided by GCM to the Fund; (b) the appropriateness of the fees paid by the Fund to GCM; (c) the level of Fund expenses; (d) the reasonableness of the potential profitability of the Advisory Agreement to GCM; and (e) the nature of the Fund's investments. Specifically, the Trustees noted the fees and expenses for the Fund were within the ranges of fees and expenses borne by the funds within the peer group, and that GCM had agreed to contractually limit the Fund's expenses to an amount well within the relevant peer group for total expenses.

The Fund is responsible for its own operating expenses. GCM has contractually agreed to reduce fees payable to it by the Fund and/or to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses (excluding interest and tax expenses) to the limit set forth in the Expense Table (the "expense cap"). Any such reductions made by GCM in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to GCM, if so requested by GCM, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. GCM is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement is also contingent upon the Board's subsequent review and ratification of the reimbursed amounts. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses.

Service Providers
Pursuant to an Administration Agreement (the "Administration Agreement"), U.S. Bancorp Fund Services, LLC ("USBFS"), 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the "Administrator"), acts as administrator for the Fund. USBFS provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund's independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, USBFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Pursuant to the Administration Agreement, for its services, USBFS receives from the Fund a fee based on a rate equal to either: 1) 0.08% on the Fund's first $300 million in Fund assets, 0.07% on the next $500 million in Fund assets, and 0.04% on Fund assets over $500 million; or 2) $38,000, whichever is greater. USBFS also serves as transfer agent and dividend disbursing agent under separate agreements.

U.S. Bank, National Association is the custodian of the assets of the Fund (the "Custodian") pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses. The Custodian's address is 425 Walnut Street, Cincinnati, Ohio 45202. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund. USBFS, the Custodian, and the Fund's principal underwriter are affiliated entities under the common control of U.S. Bancorp.

Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, are the independent accountants for the Fund. Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, California 94105-3441 serves as legal counsel to the Fund.

Distribution Agreement
The Trust has entered into a Distribution Agreement (the "Distribution Agreement") with Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, WI 53202 (the "Distributor"), pursuant to which the Distributor acts as the Fund's principal underwriter and distributor, provides certain administration services and promotes and arranges for the sale of the Fund's shares. The offering of the Fund's shares is continuous. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. ("NASD").

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days' written notice when authorized either by a majority vote of the Fund's shareholders or by vote of a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act).

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement, GCM determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund's portfolio transactions. The Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker" unless, in the opinion of GCM, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, GCM will use their reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to GCM that they may lawfully and appropriately use in their investment advisory capacities, as well as provide other services in addition to execution services. GCM consider such information, which is in addition to and not in lieu of the services required to be performed by them under their Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the NASD.

While it is the Fund's general policy to seek first to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to GCM, even if the specific services are not directly useful to the Fund and may be useful to GCM in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by GCM to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of GCM's overall responsibilities to the Fund. Additionally, in accordance with procedures adopted by the Trust, GCM may direct transactions to a broker-dealer with which it has an affiliation.

Investment decisions for the Fund are made independently from those of other client accounts, if any, managed or advised by GCM. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts. In such event, the position of the Fund and such client accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by GCM, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers solely for selling shares of the Fund, although the Fund may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers.

                               PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of GCM, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions.

                               PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures ("Policies") on behalf of the Fund that delegate the responsibility for voting proxies to GCM, subject to the Board's continuing oversight. The Policies require that GCM vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Policies also require GCM to present to the Board, at least annually, its Proxy Policies and a record of each proxy voted by GCM on behalf of the Fund, including a report on the resolution of all proxies identified by GCM as involving a conflict of interest.

GCM has adopted a Proxy Voting Policies and Procedures ("GCM's Proxy Policies") which underscore GCM's concern that all proxies voting decisions be made in the best interest's of the Fund. GCM has established a Proxy Committee responsible for establishing and updating GCM's Proxy Policies, including voting guidelines that generally put the economic interests of the Fund first, then mandate that GCM vote in line with management on most routine matters. For non-routine matters, GCM generally follows pre-determined guidelines.

Certain of GCM's proxy voting guidelines are summarized below:

o GCM generally votes for uncontested directors nominees with consideration to board history and background
o GCM generally votes against proposals to adopt a poison pill and/or other policies that prevent takeover attempts
o GCM generally votes against proposals regarding supermajority shareholder requirements to approve takeovers or business combinations
o GCM generally votes for proposals to increase stock authorizations for employee grants and corporate expansions/purchases, generally not to exceed 15% of outstanding shares

Although many proxy proposals can be voting in accordance with the guidelines established by the Proxy Committee, some proposals will require special consideration, and GCM will make a decision on a case-by-case basis in these situations. GCM utilizes the services of ProxyEdge to track and vote proxies.

Where a proxy proposal raises a material conflict between GCM's interests and the Fund's interests, GCM will resolve the conflict as follows:

o To the extent the matter is specifically covered by GCM's proxy voting guidelines, ProxyEdge will have voted the proxies automatically.
o To the extent GCM is making a case-by-case determination under its proxy voting guidelines, GCM will disclose the conflict to the Board and obtain the Board's consent to vote or direct the matter to an independent third party, selected by the Board, for a vote determination. If the Board's consent or the independent third party's determination is not received in a timely manner, GCM will abstain from voting the proxy.

The Fund will be required to file new Form N-PX, with the Fund's complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first filing of Form N-PX is due no later than August 31, 2004. Once filed, Form N-PX for the Fund will be available without charge, upon request, by calling toll-free (800) ___-____ and on the SEC's website at www.sec.gov.

                          ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Portfolios' Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control ("OFAC"), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

                        DETERMINATION OF NET ASSET VALUE

The net asset value of the Fund's shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m. Eastern time) each business day. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

The net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

Generally, the Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by GCM and the Trust's Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Board considers, among other things: 1) the last sales price on the securities exchange, if any, on which a security is primarily traded; 2) the mean between the bid and asked prices; 3) price quotations from an approved pricing service, and 4) other factors as necessary to determine a fair value under certain circumstances.

The Fund's securities, including ADRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by GCM to be the primary market. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. In order to reflect their fair value, short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Fund's Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares
The public offering price of Fund shares is the net asset value. The Fund receives the net asset value. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form as discussed in the Fund's Prospectus. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m., Eastern time.

The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

The Trust reserves the right in its sole discretion (1) to suspend the continued offering of the Fund's shares, (2) to reject purchase orders in whole or in part when in the judgment of GCM or such rejection is in the best interest of the Fund, and (3) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

In addition to cash purchases, Fund shares may be purchased by tendering paying in kind in the form of shares of stock, bonds or other securities. Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund's objective and otherwise acceptable to GCM and the Fund's Board of Trustees.

How to Sell Shares and Delivery of Redemption Proceeds
You can sell your Fund shares any day the NYSE is open for regular trading. Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

Telephone Redemptions
Shareholders must have selected telephone transactions privileges on the Account Application when opening a Fund account. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest Account Application or as otherwise properly specified to the Fund in writing.

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, however, to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus. The Telephone Redemption Privilege may be modified or terminated without notice.

Redemption Fee
As discussed in the Prospectus, the Fund will assess a 1.00% fee on redemptions of shares that are held for less than three months. This fee will not be imposed on Fund shares acquired through the reinvestment of dividends or other distributions and may not be applicable to certain qualified accounts held by financial intermediaries. In determining whether a redemption fee will be imposed, it will be assumed that the redemption is made on shares that have been held the longest. This is commonly referred to as "first-in, first-out." This will result in you paying the lowest redemption fee possible or no redemption fee at all. The Fund reserves the right to change the terms and amount of this fee upon at least 60 days' notice to shareholders.

Redemptions-in-Kind
The Trust has filed an election under SEC Rule 18f-1 under the 1940 Act committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (1) $250,000 or (2) 1% of the Fund's assets). The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash and would bear any market risks associated with such securities until they are converted into cash.

Automatic Investment Plan
As discussed in the Prospectus, the Fund provides an Automatic Investment Plan for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the Automatic Investment Plan are paid by the Fund. The market value of the Fund's shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

                             PERFORMANCE INFORMATION

From time to time, the Fund may state its total return in its Prospectus, which will be calculated in accordance with the following:

Average Annual Total Return
Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                        n
                                 P(1 + T) = ERV

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ERV" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Average Annual Total Return (after Taxes on Distributions)
The  Fund's   quotations  of  average   annual  total  return  (after  taxes  on
distributions) are calculated according to the following formula:

                                        n
                                P(1 + T) = ATV
                                              D

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ATVD" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by GCM.

Average Annual Total Return (after Taxes on Distributions and Redemptions)
The  Fund's   quotations  of  average   annual  total  return  (after  taxes  on
distributions and redemption) are calculated according to the following formula:

                                        n
                                P(1 + T) = ATV
                                              DR

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ATVDR" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period after taxes on distributions and redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by GCM.

                               GENERAL INFORMATION

Investors in the Fund will be informed of the Fund's progress through periodic reports. Financial statements certified by independent public accountants will be submitted to shareholders at least annually. The Trust was organized as a Massachusetts business trust on February 24, 1987. The Agreement and Declaration of Trust permits the Board of Trustees to issue an limited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets for any shareholder held personally liable for obligations of the Fund or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

The Trust, GCM and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of GCM and Distributor to invest in securities that may be purchased or held by the Fund.

                              FINANCIAL STATEMENTS

As the Fund has recently commenced operations, there are no financial statements available at this time. Shareholders of the Fund will be informed of the Fund's progress through periodic reports when those reports become available. Financial statements certified by independent public accountants will be submitted to shareholders at least annually.


APPENDIX
Commercial Paper Ratings

Moody's Investors Service, Inc.

Prime-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on Fund employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Standard & Poor's Ratings Group

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity   for  timely   payment  on  issues  with  this   designation   is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                                     PART C
                       (GREENVILLE SMALL CAP GROWTH FUND)

                                OTHER INFORMATION

Item 23.  Exhibits

(a)  Agreement  and   Declaration  of  Trust  was  previously   filed  with  the
     Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995 and is incorporated herein by reference.

(b) Amended and Restated Bylaws was previously filed with the Registration Statement on Form N1-A (File No. 33-12213) on February 18, 2003 and is incorporated herein by reference.

(c)  Instruments   Defining  Rights  of  Security  Holders  is  incorporated  by reference to Registrant's Declaration of Trust and Bylaws.

(d)  Investment Advisory Agreement is to be filed by amendment.

(e) Form of Distribution Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

(f)  Bonus or Profit Sharing Contracts is not applicable.

(g) Form of Custody Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on March 27, 2003 and is incorporated herein by reference.

(h)  Other Material Contracts

     (i) Form of Fund Administration Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

     (ii) Form of Transfer Agent Servicing Agreement was previously filed with the Registration Statement on Form N1-A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

     (iii)Form of Fund Accounting Servicing Agreement was previously filed with the Registration Statement on Form N1-A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

     (iv) Power of Attorney was previously filed with the Registration Statement on Form N1-A (File No. 33-12213) on October 24, 2002 and is incorporated herein by reference.

     (v)  Operating Expenses Limitation Agreement is to be filed by amendment.

(i)  Opinion of Counsel is to be filed by amendment.

(j)  Consent of Independent Auditors is not applicable.

(k)  Omitted Financial Statements is not applicable.

(l)  Agreement Relating to Initial Capital is not applicable.

(m)  Form Rule 12b-1 Plan is not applicable.

(n)  Rule 18f-3 Plan is not applicable.

(o)  Reserved.

(p)  Code of Ethics

     (i)  Code  of  Ethics  for  Registrant   was  previously   filed  with  the
          Registration Statement on Form N-1A (File No. 33-12213) on July 19, 2000 and is incorporated herein by reference.

     (ii) Code of Ethics for Advisor is to be filed by amendment.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

     Reference is made to Article VII of the Registrant's Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant's Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002). Reference is also made to Paragraph 6 of the Distribution Agreement filed herewith. With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust. With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26.  Business and Other Connections of the Investment Advisor.

     With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission ("SEC"), dated December 9, 2003. The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 27. Principal Underwriters.

     (a) Quasar Distributors, LLC, the Registrant's principal underwriter, acts as principal underwriter for the following investment companies:

----------------------------------------- --------------------------------------
          Advisors Series Trust                 The Hennessy Funds, Inc.
           AHA Investment Funds              The Hennessy Mutual Funds, Inc.
     Alpha Analytics Investment Trust              Jacob Internet Fund
           Alpine Equity Trust                 The Jensen Portfolio, Inc.
           Alpine Series Trust                        Kenwood Funds
           Alpine Income Trust                  Kit Cole Investment Trust
     Alternative Investment Advisors           Light Revolution Fund, Inc.
            Blue & White Fund                       The Lindner Funds
         Brandes Investment Trust                      LKCM Funds
      Brandywine Advisors Fund, Inc.         Matrix Advisors Value Fund, Inc.
           Brazos Mutual Funds                     Monetta Fund, Inc.
              Buffalo Funds                           Monetta Trust
            CCM Advisors Funds                          MP63 Fund
       CCMA Select Investment Trust                    MUTUALS.com
        Country Mutual Funds Trust                    NorCap Funds
            Cullen Funds Trust                       Optimum Q Funds
         Dow Jones Islamic Index                   Permanent Portfolio
              Everest Funds                    PIC Investment Trust Funds
        First American Funds, Inc.          Professionally Managed Portfolios
First American Insurance Portfolios, Inc.       Prudent Bear Mutual Funds
  First American Investment Funds, Inc.           Purisima Funds Trust
   First American Strategy Funds, Inc.                Rainier Funds
             FFTW Funds, Inc.                       SEIX Funds, Inc.
         Fort Pitt Capital Funds              TIFF Investment Program, Inc.
               Gintel Fund                 TT International U.S.A. Master Trust
           Glenmede Fund, Inc.                         Wexford Trust
         Guinness Atkinson Funds                       Zodiac Trust
       Harding, Loevner Funds, Inc.


----------------------------------------- --------------------------------------

     (b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal   Position and Offices with Quasar Positions and Offices with
Business Address     Distributors, LLC                Registrant
-------------------- -------------------------------- --------------------------
James R. Schoenike   President, Board Member          None
-------------------- -------------------------------- --------------------------
Donna J. Berth       Treasurer                        None
-------------------- -------------------------------- --------------------------
Joe Redwine          Board Member                     None
-------------------- -------------------------------- --------------------------
Bob Kern             Board Member                     None
-------------------- -------------------------------- --------------------------
Eric W. Falkeis      Board Member                     None
-------------------- -------------------------------- --------------------------

The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

     (c)  Not applicable.


Item 28.  Location of Accounts and Records.

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

------------------------------------------- ------------------------------------
Records Relating to:                        Are located at:
------------------------------------------- ------------------------------------
Registrant's Fund Administrator,            U.S. Bancorp Fund Services, LLC
Transfer Agent                              615 East Michigan Street, 3rd Floor
                                            Milwaukee, WI  53202
------------------------------------------- ------------------------------------
Registrant's Custodian                      U.S. Bank, National Association
                                            425 Walnut Street
                                            Cincinnati, OH  45202
------------------------------------------- ------------------------------------
Registrant's Investment Advisor             Greenville Capital Management, Inc.
                                            100 S. Rockland Falls Road
                                            Rockland, DE  19732
------------------------------------------- ------------------------------------

Item 29.  Management Services Not Discussed in  Parts A and B.

          Not Applicable.

Item 30.  Undertakings.

          Not Applicable.



                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant have duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 13th day of February, 2004.


                                            Professionally Managed Portfolios

                                            By: Robert M. Slotky*
                                              ----------------------------------
                                                Robert M. Slotky
                                                President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on Febraury 13, 2004.

Signature                                      Title
---------                                      -----

Steven J. Paggioli*
-------------------------
Steven J. Paggioli                             Trustee

Dorothy A. Berry*
-------------------------
Dorothy A. Berry                               Trustee

Wallace L. Cook*
-------------------------
Wallace L. Cook                                Trustee

Carl A. Froebel*
-------------------------
Carl A. Froebel                                Trustee

Rowley W. P. Redington*
-------------------------
Rowley W. P. Redington                         Trustee

Robert M. Slotky*
-------------------------
Robert M. Slotky                               President

Eric W. Falkeis*
-------------------------
Eric W. Falkeis                                Treasurer and Principal Financial
                                               and Accounting Officer

*  By /s/ Eric W. Falkeis
      -------------------
        Eric W. Falkeis
        Attorney-in-Fact pursuant to Power
        of Attorney